August 01, 2008

United States

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 205049

Attention: Brittany Ebbertt

Dear Brittany

Re:

Westsphere Asset Corporation, Inc.

Form 10-KSB for fiscal Year End December 31, 2007

Filed April 15, 2008-07-24 File No. 000-32051

Further to our correspondence dated July 18, 2008 pertaining to the SEC comment letter of July 18, 2008 and your more recent comment letter of August 15, 2008, we have received a response from our legal attorney, Dennis Brovarone. As per your request we are also attaching the amendment to this filing for your review prior to filing the amended 10K. Would you please let us know if this amended letter is acceptable.If this meets with your approval, we will RE-file and amend the 10K by August 22 2008 as is required by the SEC rules and regulations.

 Should you wish to contact us, please call 1-403-290-0264.

Thank You

Regards,

Douglas Mac Donald

President & CEO

Westsphere Asset Corporation, Inc.

Cc: Kim Law

CFO